Long-Term Debt Additional Details (Details)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)
5.5 % Due in 2016
Debt Instrument [Line Items]
Interest rate on notes	5.50%	5.50%	5.50%	5.50%
Debt instrument, face amount	$ 800,000,000		$ 800,000,000
7.125 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	7.125%	7.125%	7.125%	7.125%
Debt instrument, face amount	$ 150,000,000		$ 150,000,000
2.6 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	2.60%	2.60%	2.60%	2.60%
Debt instrument, face amount	$ 400,000,000		$ 400,000,000
2.355 % Due in 2017
Debt Instrument [Line Items]
Interest rate on notes	2.355%	2.355%	2.355%	2.355%
Debt instrument, face amount	$ 46,000,000		$ 46,000,000
1.4% Due in 2018
Debt Instrument [Line Items]
Interest rate on notes	1.40%	1.40%	1.40%	1.40%
Debt instrument, face amount	$ 300,000,000		$ 300,000,000
5.0 % Due in 2020
Debt Instrument [Line Items]
Interest rate on notes	5.00%	5.00%	5.00%	5.00%
Debt instrument, face amount	$ 500,000,000		$ 500,000,000
4.25% Due in 2021
Debt Instrument [Line Items]
Interest rate on notes	4.25%	4.25%	4.25%	4.25%
Debt instrument, face amount	$ 500,000,000		$ 500,000,000
3.75 % Due in 2022
Debt Instrument [Line Items]
Interest rate on notes	3.75%	3.75%	3.75%	3.75%
Debt instrument, face amount	$ 450,000,000		$ 450,000,000
3.625% Due in 2024
Debt Instrument [Line Items]
Interest rate on notes	3.625%	3.625%	3.625%	3.625%
Debt instrument, face amount	$ 500,000,000		$ 500,000,000
6.0 % Due in 2036
Debt Instrument [Line Items]
Interest rate on notes	6.00%	6.00%	6.00%	6.00%
Debt instrument, face amount	$ 400,000,000		$ 400,000,000
5.7 % Due in 2041
Debt Instrument [Line Items]
Interest rate on notes	5.70%	5.70%	5.70%	5.70%
Debt instrument, face amount	$ 300,000,000		$ 300,000,000
5.25 % Due in 2042
Debt Instrument [Line Items]
Interest rate on notes	5.25%	5.25%	5.25%	5.25%
Debt instrument, face amount	$ 250,000,000		$ 250,000,000
4.625% Due in 2044
Debt Instrument [Line Items]
Interest rate on notes	4.625%	4.625%	4.625%	4.625%
Debt instrument, face amount	$ 450,000,000		$ 450,000,000
6.95 % Due in 2046
Debt Instrument [Line Items]
Interest rate on notes	6.95%	6.95%	6.95%	6.95%
Debt instrument, face amount	$ 125,000,000		$ 125,000,000
4.95% Due in 2064
Debt Instrument [Line Items]
Interest rate on notes	4.95%	4.95%	4.95%	4.95%
Debt instrument, face amount	$ 450,000,000		$ 450,000,000
Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%
Debt instrument, face amount | €		€ 1,000,000,000
Adient [Member] | 4.95% Due in 2064
Debt Instrument [Line Items]
Interest rate on notes	4.875%	4.875%	4.875%	4.875%
Debt instrument, face amount	$ 900,000,000		$ 900,000,000
Adient [Member] | Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%	3.50%	3.50%
Debt instrument, face amount | €		€ 1,000,000,000		€ 1,000,000,000
Adient [Member] | LIBOR plus One Point Zero Zero Five Percent Due Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Interest rate on notes	1.005%	1.005%	1.005%	1.005%
Tyco International Holding S.a.r.L. (TSarL) [Member] | LIBOR plus One Point Five Percent Due in Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Interest rate on notes	1.50%	1.50%	1.50%	1.50%
Three Point Seven Five Percent Due in Two Thousand Eighteen [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.75%	3.75%	3.75%	3.75%
Debt instrument, face amount	$ 67,000,000		$ 67,000,000
Four Point Six Two Five Percent Due in Two Thousand Twenty Three [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Interest rate on notes	4.625%	4.625%	4.625%	4.625%
Debt instrument, face amount	$ 42,000,000		$ 42,000,000
One Point Three Seven Five Percent Due in Two Thousand Twenty Five [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Interest rate on notes	1.375%	1.375%	1.375%	1.375%
Debt instrument, face amount	$ 500,000,000		$ 500,000,000
Three Point Ninety Percent Due in Two Thousand Twenty Six [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.90%	3.90%	3.90%	3.90%
Debt instrument, face amount	$ 750,000,000		$ 750,000,000
Five Point One Two Five Percent Due in Two Thousand Forty Five [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Interest rate on notes	5.125%	5.125%	5.125%	5.125%
Debt instrument, face amount	$ 750,000,000		$ 750,000,000